Post employment benefits - Balance sheet analysis of post employment plans, narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
DPS
Disclosure of defined benefit plans [line items]
Surplus/deficit in plan	$ 517	$ 608	$ 689
GIGIPS
Disclosure of defined benefit plans [line items]
Surplus/deficit in plan	366	417	332
Other Schemes
Disclosure of defined benefit plans [line items]
Surplus/deficit in plan	$ 123	$ 136	$ 125